Borrowings and debt (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings and debt
Balance as of January 1,	$ 3,138,310	$ 3,518,446	$ 2,211,567
Net (decrease) increase in short-term borrowings and debt	(1,212,023)	(428,611)	950,259
Proceeds from long-term borrowings and debt	827,732	371,536	609,017
Repayments of long-term borrowings and debt	(781,274)	(368,843)	(256,173)
Payment of lease liabilities	(1,114)	(1,072)	0
Recognition of lease liabilities		20,979
Net Increase in lease liabilities	48
Change in foreign currency	15,853	20,044	1,903
Adjustment of fair value for hedge accounting relationship	826	4,943	753
Other adjustments	(3,288)	888	1,120
Balance as of December 31,	$ 1,985,070	$ 3,138,310	$ 3,518,446